Other liabilities and deferred credits (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities And Deferred Credits [Line Items]
Personal injury and other claims provisions, net of current portion	271	232
Stock-based incentives liability, net of current portion	240	203
Environmental provisions, net of current portion	78	92
Deferred credits and other	226	249
Total other liabilities and deferred credits	815	776